PROSKAUER ROSE

ELEVEN TIMES SQUARE

NEW YORK, NY 10036

March 1, 2018

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O'Neal-Johnson

Re:          The Lazard Funds, Inc.

   Post-Effective Amendment No. 123 to Registration Statement on Form N-1A

   (Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "1933 Act"), is Post-Effective Amendment No. 123 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement").

The prospectus included in the Amendment is marked to show changes from the version filed pursuant to Rule 497 under the 1933 Act on September 11, 2017 and the statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 485(b) under the 1933 Act on April 28, 2017.

The prospectus reflects revisions to the investment strategies of Lazard International Equity Portfolio, which reflect those proposed in the Fund's proxy statement filed on Schedule 14A on September 1, 2017 (SEC Accession No. 0000930413-17-003127) (the "Proxy Statement"). Specifically, Lazard International Equity Portfolio may now invest its assets in other investment companies and enter into derivatives transactions.

Disclosure has also been added as to Lazard US Small-Mid Cap Equity Portfolio's investments in money market instruments.

The statement of additional information reflects changes to the Fund's fundamental investment restrictions, which reflect those proposed in the Fund's Proxy Statement.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits and to respond to any comments of the staff of the Securities and Exchange Commission on the Amendment.

Please telephone the undersigned at 212.969.3379, or Lisa Goldstein of this office at 212.969.3381, if you have any questions.

Very truly yours,

/s/ Kim Kaufman

Kim Kaufman

cc: Lisa Goldstein